7. Cash and cash equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	R$ 3,792	R$ 5,112
Cash and banks - Brazil
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	396	349
Cash and banks - Abroad
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	68	66
Short-term investments - Brazil
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	R$ 3,328	R$ 4,697